October 30, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Great-West Funds, Inc.
Post-Effective Amendment No. 129 to Registration Statement on Form N-1A
File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is post-effective amendment no. 129 (“Amendment No. 129”) to the above-referenced registration statement filed on behalf of Great-West Funds, Inc. (“Great-West Funds”) pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”).

Amendment No. 129 reflects changes in response to comments of the Commission staff (“Staff”) on post-effective amendment No. 128 (“Amendment No. 128”) to Great-West Funds’ registration statement, filed pursuant to Rule 485(a)(2) under the 1933 Act on August 16, 2012. Amendment No. 128 was filed to add a new fund, Great-West Real Estate Index Fund (the “Fund”), which is a series of Great-West Funds. Amendment No. 129 also reflects other clarifying and stylistic disclosure changes, includes accompanying exhibits, and reflects the name change from Maxim Series Fund, Inc. to Great-West Funds, Inc., which was effective on September 24, 2012.

I. RESPONSES TO STAFF COMMENTS

Set forth below is each Staff comment on Amendment No. 128, communicated by telephone on October 1, 2012 by Mr. Patrick Scott and Ms. Ashley Vroman-Lee of the Commission’s Office of Insurance Products, followed by Great-West Funds’ response. Capitalized terms not defined in this letter have the meanings given them in the prospectus.

Comment No. 1

On the prospectus cover, include the Initial Class and Class L ticker symbols.

Response

Comment complied with by adding the Initial Class ticker symbol. The Class L ticker symbol will be added prior to Class L shares being offered.

Comment No. 2

In the fee table on page 1 of the prospectus, change “Distribution (12b-1) Fees” to “Distribution and Service (12b-1) Fees” since Great-West Funds has adopted a Distribution and Service Plan pursuant to Rule 12b-1 for Class L shares.

Response

GREAT-WEST FUNDS, INC.

The principal underwriter of Great-West Funds, Inc. is GWFS Equities, Inc., an affiliate of Great-West Funds, Inc.

8515 E. ORCHARD ROAD · GREENWOOD VILLAGE, CO 80111 · (866) 831-7129

Comment complied with by replacing “Distribution (12b-1) Fees” with “Distribution and Service (12b-1) Fees” in the fee table on page 1 of the prospectus.

Comment No. 3

Consider revising Item 10 disclosure under “Advisory Fees” by separating the disclosure by share class.

Response

Great-West Funds will consider the revision for all applicable prospectuses during the next annual update to the registration statement.

Comment No. 4

Confirm to the Staff that the Fund is not anticipated to have any Acquired Fund Fees and Expenses in excess of 1 basis point or, in the alternative, include the Acquired Fund Fees and Expenses line item in the fee table on page 1 of the prospectus.

Response

Great-West Funds confirms that the Fund is not anticipated to have Acquired Fund Fees and Expenses in excess of 1 basis point. If the Fund does have Acquired Fund Fees and Expenses in excess of 1 basis point, the Acquired Fund Fees and Expenses will be included in the fee table on page 1 of the prospectus.

Comment No. 5

Confirm to the Staff that the Management Fee includes any Acquired Fund Fees and Expenses.

Response

The Management Fee does not include any Acquired Fund Fees and Expenses. If the Fund does have Acquired Fund Fees and Expenses in excess of 1 basis point, the Acquired Fund Fees and Expenses will be included in the fee table on page 1 of the prospectus.

Comment No. 6

The 1933 Act File #s referenced in Part C in connection with the Powers of Attorney that are incorporated by reference are incorrect.

Response

The references to the 1933 Act File #s have been corrected.

II. “TANDY” REPRESENTATIONS

Great-West Funds hereby acknowledges as follows:

•	Great-West Funds is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Comments by the Staff or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

GREAT-WEST FUNDS, INC.

The principal underwriter of Great-West Funds, Inc. is GWFS Equities, Inc., an affiliate of Great-West Funds, Inc.

8515 E. ORCHARD ROAD · GREENWOOD VILLAGE, CO 80111 · (866) 831-7129

•

Great-West Funds may not assert Staff comments as a defense to any action initiated by the Commission under the federal securities laws of the United States, except to the extent otherwise legally permissible.

Please direct any question or comment regarding Amendment No. 129 to me at (303) 737-4675 or to Renee Hardt at Vedder Price P.C. at (312) 609-7616.

Very truly yours,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Assistant Vice President, Counsel & Secretary

Enclosures

cc:	Patrick Scott, Office of Insurance Products, Division of Investment Management
Ashley Vroman-Lee, Office of Insurance Products, Division of Investment Management
Renee Hardt, Esq., Vedder Price P.C.

GREAT-WEST FUNDS, INC.

The principal underwriter of Great-West Funds, Inc. is GWFS Equities, Inc., an affiliate of Great-West Funds, Inc.

8515 E. ORCHARD ROAD · GREENWOOD VILLAGE, CO 80111 · (866) 831-7129